Form N-CSR Cover	12 Months Ended
Oct. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	This Registrant is filing this amendment (“Amendment”) to its Form N-CSR for the reporting period ended October 31, 2024, originally filed with the Securities and Exchange Commission on January 7, 2025 (Accession Number 0001193125-25-002664), to update the Fund Performance for NYLI Candriam Emerging Markets Debt Fund, NYLI MacKay High Yield Corporate Bond Fund and NYLI Income Builder Fund from Item 7. Except as set forth above, the Amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.
Registrant Name	NEW YORK LIFE INVESTMENTS FUNDS
Entity Central Index Key	0000787441
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024